PGIM Quant Solutions Emerging Markets Equity Fund Investment Strategy - PGIM Quant Solutions Emerging Markets Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	INVESTMENTS, RISKS AND PERFORMANCEPrincipal Investment Strategies.
Strategy Narrative [Text Block]	The Fund seeks to achieve its investment objective by investing, under normal conditions, at least 80% of its investable assets (net assets plus any borrowings for investment purposes) in the equity and equity-related securities of companies located in or otherwise economically tied to emerging markets countries. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions. The Fund defines emerging markets countries as countries that are classified by MSCI Inc. (“MSCI”) as emerging markets. The Fund is not sponsored by or affiliated with MSCI. A company is considered to be an emerging market company if it satisfies at least one of the following criteria: ■its securities are traded principally on stock exchanges in one or more emerging market countries; ■it derives 50% or more of its total revenue from goods produced, sales made or services performed in one or more emerging market countries; ■it maintains 50% or more of its assets in one or more emerging market countries; ■it is organized under the laws of an emerging market country; or ■its principal executive office is located in an emerging market country. The Fund may invest in securities of issuers of any market capitalization. The Fund may invest a large portion of its assets in a single country or region. The Fund may invest in equity and equity-related securities (which include but are not limited to, common and preferred stock, exchange-traded funds (“ETFs”), securities convertible into common stock, structured securities including participation notes (“P-Notes”) and structured notes (“S-Notes”), depositary receipts, and other instruments whose value is based on common stock, such as rights and warrants) and derivatives. In determining which securities to buy and sell, the subadviser employs an active, bottom-up, systematic stock selection process based on fundamentals. At the core of the subadviser’s stock selection process is an adaptive model that evaluates stocks differently based on their growth expectations. The subadviser’s investment process allows it to focus on fundamental metrics of companies, including valuation, growth, financial momentum and quality. The subadviser evaluates all stocks in the emerging markets universe daily. The emerging markets universe refers to the MSCI Emerging Markets Index (ND) constituents (including American Depositary Receipts/Global Depositary Receipts whose underlyings are Index constituents) defined by MSCI. At times, the Fund may have a significant portion of its assets invested in the same economic sector.